Related Party Transactions and Balances (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2025	Sep. 30, 2024
Key Space [Member]
Related Party Transactions and Balances [Line Items]
Amounts due to related parties	¥ 4,471	¥ 4,324
Mr. Qu [Member]
Related Party Transactions and Balances [Line Items]
Issuance of stock options (in Shares)	72,000
Mr. Sun [Member]
Related Party Transactions and Balances [Line Items]
Issuance of stock options (in Shares)	43,180
Mr. Yong Zhang [Member]
Related Party Transactions and Balances [Line Items]
Unsecured loan	¥ 1,060